INCOME TAXES (Details) (FRESH START PRIVATE HOLDINGS, INC. [Member], USD $)	Nov. 30, 2011	Nov. 30, 2010
FRESH START PRIVATE HOLDINGS, INC. [Member]
Deferred tax assets:
Net operating loss carry forwards	$ 52,654	$ 46,045
Valuation allowance	(52,654)	(46,045)
Total deferred tax assets